[INFORMATION IN BRACKETS IS INSTRUCTIONAL AND MUST
                          BE DELETED PRIOR TO FILING.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-09485
                                   ---------------------------------------------

                                  Choice Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           5299 DTC Boulevard Suite 1150, Greenwood Village, CO        80111
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

Choice Investment Management, LLC, 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111 (Name and address of agent for service)

Registrant's telephone number, including area code:  (303) 488-2200
                                                   -----------------------------

Date of fiscal year end:   October 31
                        --------------------

Date of reporting period:  October 31, 2003
                        --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                                             IS IT TIME TO GET BACK IN THE GAME?
















                                CHOICE FOCUS FUND
                              CHOICE BALANCED FUND
                        ANNUAL REPORT, OCTOBER 31, 2003

                                  CHOICE FUNDS
                                  ANNUAL REPORT
                                OCTOBER 31, 2003




                               Table of Contents

Perspectives from Patrick Adams .........................................   1
Choice Focus Fund .......................................................   2
  Schedule of Investments ...............................................   3
  Statement of Assets and Liabilities ...................................   6
  Statement of Operations ...............................................   7
  Statements of Changes in Net Assets ...................................   8
  Financial Highlights ..................................................   9
Choice Balanced Fund ....................................................  10
  Schedule of Investments ...............................................  11
  Statement of Assets and Liabilities ...................................  14
  Statement of Operations ...............................................  15
  Statements of Changes in Net Assets ...................................  16
  Financial Highlights ..................................................  17
Notes to Financial Statements ...........................................  18
Auditor's Report ........................................................  22
Trustee and Officer Information .........................................  23

PERSPECTIVES FROM PATRICK ADAMS...

The Choice Focus Fund was up 46.69%1 for the fiscal year ending October 31, 2003, versus the S&P 500 Index(R)up 20.80%.2 The Fund performed well in a recovering economy and stock market. The Choice Focus Fund has the potential to outperform its benchmark in this type of market environment, as it did last year.

The economy improved and the stock market advanced sharply this year. The market environment was ripe for a strong advance as the fear of war eased, combined with tremendous monetary and fiscal stimulus. The Choice Focus Fund will generally perform best versus its benchmark, S&P 500 Index(R), in a rising economy and stock market. The Choice Focus Fund is managed using a concentrated approach with only our best stock ideas going into the fund.3 By having fewer positions in our Fund we are better able to focus our research, manage the portfolio on a day-to-day basis and get the most out of our best ideas. The sectors that performed best for the Fund were Technology,4 followed by Consumer Stocks. In Technology, the semiconductor and telecommunication sectors performed strongly. As a consequence of the strong performance in these two sectors of technology, we have reduced our exposure.

The Choice Balanced Fund was up 23.56%1 for the fiscal year ending October 31, 2003 versus the S&P 500 Index(R) up 20.80%.2 The Balanced Fund takes a bottom up approach in allocating assets between stocks and bonds. When the stocks that Choice follows are attractively valued, the Balanced Fund will generally have more equity exposure than fixed income. Like the Choice Focus Fund, the market environment was very favorable for equities, and performed well due to the Fund's exposure in Technology, Consumer and Financial stocks.

Both Funds have significant tax loss carry forwards, therefore the Funds did not pay a capital gains distribution again this year.

Sincerely,


/s/ Patrick Adams, CFA
----------------------
Patrick Adams, CFA

1 Performance Numbers cover a short period of time and are not an indication as to how the fund will perform in the future.

2 The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.

3 The Focus Fund is non-diversified and therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.

4 The Focus Fund invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to economic, business or other developments that generally affect those types of companies.








                                                                Choice Funds | 1

CHOICE FOCUS FUND


                           INVESTMENT RETURNS TABLE*

                                                                                                            Average Annual
                                                                     One Year Ended                        Since Inception
                                                                 9-30-03        10-31-03                9-30-03       10-31-03
------------------------------------------------------------------------------------------------------------------------------
Choice Focus Fund (inception date 11-1-99)                        61.87%         46.69%                 (18.36)%      (17.33)%
------------------------------------------------------------------------------------------------------------------------------
S&P 500(R)Stock Index                                             24.40%         20.80%                  (6.35)%       (4.93)%


PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change sig-nificantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance informa- tion. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds invest- ing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*

                      DATE         Focus      S&P 500
                 ------------------------------------------------------
                   11/1/1999       10,000        10,000
                   1/31/2000       11,680        10,261          2.61%
                   4/30/2000       12,201        10,719          4.46%
                   7/31/2000       14,012        10,589         -1.21%
                  10/31/2000       12,781        10,608          0.18%
                   1/31/2001       11,810        10,168         -4.15%
                   4/30/2001        8,707         9,328         -8.26%
                   7/31/2001        7,773         9,071         -2.75%
                  10/31/2001        5,543         7,966        -12.19%
                   1/31/2002        6,357         8,526          7.03%
                   4/30/2002        5,403         8,150         -4.41%
                   7/31/2002        3,806         6,928        -14.99%
                  10/31/2002        3,173         6,762         -2.39%
                   1/31/2003        3,485         6,563         -2.95%
                   4/30/2003        3,756         7,065          7.65%
                   7/31/2003        4,278         7,665          8.49%
                  10/31/2003        4,670         8,168          6.57%


Since Inception                   -17.33%        -4.93%
-----------------------------------------------------------------------


This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced. It is not possible to make a direct investment in the S&P 500(R) Stock Index. *The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                               CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.



                                                           2 | Choice Focus Fund

                                                               CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

NUMBER OF SHARES                                                                            VALUE
----------------------------------------------------------------------------------------------------
                COMMON STOCKS                                              91.4%

                BANKING                                                     0.9%

       500      Bank of America Corp.                                                   $     37,865
                                                                                        ------------
                COMPUTERS-SOFTWARE                                         22.7%
       400      EMC Corp.*                                                                     5,536
     4,900      First Data Corp.                                                             174,930
    28,400      Microsoft Corp.                                                              742,660
       900      Oracle Corp.*                                                                 10,764
                                                                                        ------------
                                                                                             933,890
                                                                                        ------------

                ELECTRONIC-SEMICONDUCTOR MANUFACTURING                      7.1%
    20,000      Applied Micro Circuits Corp.*                                                116,400
     5,700      Flextronics International Ltd.*                                               79,800
     3,000      Globespan Virata, Inc.*                                                       18,480
     4,400      Integrated Device Technology, Inc.*                                           69,080
       200      Novellus Systems, Inc.*                                                        8,258
                                                                                        ------------
                                                                                             292,018
                                                                                        ------------

                INSURANCE                                                   2.2%
     1,500      American International Group, Inc.                                            91,245
                                                                                        ------------

                MEDIA                                                       5.7%
     2,700      Clear Channel Communications, Inc.                                           110,214
     3,100      Viacom, Inc. Class B                                                         123,597
                                                                                        ------------
                                                                                             233,811
                                                                                        ------------

                MEDICAL-BIOTECHNOLOGY                                       9.0%
     4,000      Abbot Laboratories                                                           170,480
     6,000      CancerVax Corp.*                                                              77,220
    96,300      GlycoGenesys, Inc.*                                                          123,264
                                                                                        ------------
                                                                                             370,964
                                                                                        ------------

                PHARMACEUTICALS                                            13.5%
     4,000      Express Scripts, Inc. Class A*                                               219,680
     4,200      Johnson & Johnson                                                            211,386
     4,000      Pfizer, Inc.                                                                 126,400
                                                                                        ------------
                                                                                             557,466
                                                                                        ------------

                RECREATION                                                  1.4%
     2,500      The Walt Disney Co.                                                           56,600
                                                                                        ------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                                           Choice Focus Fund | 3


                                                               CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003

NUMBER OF SHARES                                                                            VALUE
----------------------------------------------------------------------------------------------------

                COMMON STOCKS (CONTINUED)

                REAL ESTATE                                                 2.8%
    17,000      MeriStar Hospitality Corp.*                                            $     116,110
                                                                                        ------------

                RETAIL-APPAREL/SHOES                                        2.7%
     3,900      Abercrombie & Fitch Co.*                                                     111,150
                                                                                        ------------

                RETAIL-HOME SPECIALTY                                       1.5%
     1,700      The Home Depot, Inc.                                                          63,019
                                                                                        ------------

                RETAIL-TOYS                                                 3.1%
     6,500      Mattel, Inc.                                                                 125,840
                                                                                        ------------

                TELECOMMUNICATIONS-EQUIPMENT                               18.8%
    34,300      Finisar Corp.*                                                               106,330
     8,500      ICG Communications, Inc.*                                                     62,050
    16,000      JDS Uniphase Corp.*                                                           56,800
     2,500      NETGEAR, Inc.*                                                                36,047
    17,500      New Focus, Inc.*                                                              90,825
     2,000      Nokia Corp. ADR                                                               33,980
    45,000      Powerwave Technologies, Inc.*                                                292,950
     8,000      RF Micro Devices, Inc.*                                                       93,680
     1,380      MCI Group*                                                                       304
                                                                                        ------------
                                                                                             772,966
                                                                                        ------------

                TOTAL COMMON STOCKS
                (cost $3,567,587)                                                          3,762,944
                                                                                        ------------


SEE NOTES TO FINANCIAL STATEMENTS.

4 | Choice Focus Fund


CHOICE FOCUS FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003

PRINCIPAL AMOUNT                                                                            VALUE
----------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENT                                      13.0%
$  536,574      UMB Bank Money Market Fiduciary,
                Variable Rate Demand Deposit, 0.27%                                     $    536,574
                                                                                        ------------

                            TOTAL SHORT-TERM INVESTMENT
                            (cost $536,574)                                                  536,574
                                                                                        ------------

                            TOTAL INVESTMENTS
                            (cost $4,104,161)                             104.4%           4,299,518

                            Liabilities less Other Assets                 (4.4)%            (179,073)
                                                                                        ------------

                            NET ASSETS                                    100.0%        $  4,120,445
                                                                                        ============
* Non-income producing securities.
  ADR - American Depositary Receipt





SEE NOTES TO FINANCIAL STATEMENTS.

                                                           Choice Focus Fund | 5

CHOICE FOCUS FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003


ASSETS
Investments in securities, at value
  (cost $3,567,587)                                                $  3,762,944
Short-Term investments, at amortized cost                               536,574
Receivable for investments sold                                         520,953
Dividends and interest receivable                                         6,305
Prepaid expenses and other assets                                        17,300
                                                                   ------------
Total Assets                                                          4,844,076
                                                                   ------------
LIABILITIES
Payable for investments purchased                                       675,495
Fund shares repurchased                                                  11,050
Due to custodian                                                          3,368
Accrued distribution fee                                                    750
Accrued investment advisory fee                                             550
Accrued expenses and other liabilities                                   32,418
                                                                   ------------
Total Liabilities                                                       723,631
                                                                   ------------
NET ASSETS                                                         $  4,120,445
                                                                   ============
NET ASSETS CONSIST OF
Paid in capital                                                    $ 31,615,949
Accumulated net realized loss on investments
  and futures contracts                                             (27,690,861)
Net unrealized appreciation on investments                              195,357
                                                                   ------------
NET ASSETS                                                         $  4,120,445
                                                                   ============
CAPITAL STOCK (NO PAR VALUE)
Issued and outstanding (unlimited shares authorized)                    886,675

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE     $       4.65
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

6 | Choice Focus Fund

                                                               CHOICE FOCUS FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME
Dividends                                                           $    34,735
Interest                                                                  4,718
                                                                   ------------
Total Investment Income                                                  39,453
                                                                   ------------
EXPENSES
Investment advisory fees                                                 70,317
Fund administration and accounting fees                                  70,663
Transfer agent fees and expenses                                         34,191
Professional fees                                                        29,153
Distribution fees                                                        17,579
State registration fees                                                  12,999
Custody fees                                                             12,242
Reports to shareholders                                                  10,611
Insurance expense                                                         3,514
Trustees' fees and related expenses                                       3,149
Other                                                                     1,363
Total expenses                                                          265,781
Less:
Advisory fees waived                                                    (35,545)
Expenses paid indirectly                                                (15,614)
                                                                   ------------
Net Expenses                                                            214,622
                                                                   ------------
NET INVESTMENT LOSS                                                    (175,169)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
  Investment securities                                               1,493,837
  Futures contracts                                                      29,430
Net change in unrealized appreciation/depreciation on investments       581,023
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       2,104,290
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,929,121
                                                                   ============



SEE NOTES TO FINANCIAL STATEMENTS.

                                                           Choice Focus Fund | 7

CHOICE FOCUS FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR          FOR THE YEAR
                                                              ENDED                ENDED
                                                        OCTOBER 31, 2003        OCTOBER 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                        $   (175,169)           $   (141,787)
Net realized gain (loss) on:
  Investment securities                                       1,493,837              (4,238,345)
  Futures contracts                                              29,430                 (70,219)
Net change in unrealized appreciation/depreciation
  on investments                                                581,023                 322,963
                                                           ------------            ------------
Net increase (decrease) in net assets resulting
  from operations                                             1,929,121              (4,127,388)
                                                           ------------            ------------
CAPITAL SHARE TRANSACTIONS
Shares sold                                                  11,913,415              17,733,273
Shares redeemed                                             (12,308,094)            (21,930,671)
                                                           ------------            ------------
Net decrease in net assets from
  capital share transactions                                   (394,679)             (4,197,398)
                                                           ------------            ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       1,534,442              (8,324,786)
                                                           ------------            ------------
NET ASSETS
Beginning of Year                                             2,586,003              10,910,789
                                                           ------------            ------------
End of Year                                                $  4,120,445            $  2,586,003
                                                           ============            ============


SEE NOTES TO FINANCIAL STATEMENTS.

8 | Choice Focus Fund

                                                               CHOICE FOCUS FUND


FINANCIAL HIGHLIGHTS
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                     OCT. 31, 2003        OCT. 31, 2002       OCT. 31, 2001       OCT. 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                  $       3.17        $       5.52        $      12.77          $      10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                          (0.21)              (0.17)               (0.15)               (0.02)
Net realized and unrealized gain (loss)
  on investments                                              1.69               (2.18)               (7.07)                2.80
                                                      ------------        ------------         ------------         ------------
Total Income (Loss) from
Investment Operations                                         1.48               (2.35)               (7.22)                2.78
                                                      ------------        ------------         ------------         ------------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                          --                  --                (0.03)               (0.01)
                                                      ------------        ------------         ------------         ------------
Total Distributions Paid                                        --                  --                (0.03)               (0.01)
                                                      ------------        ------------         ------------         ------------

NET ASSET VALUE, END OF PERIOD                        $       4.65        $       3.17         $       5.52        $       12.77
                                                      ============        ============         ============        ============

TOTAL RETURN                                                 46.69%             (42.75)%             (56.63)%              27.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets end of period (000s)                       $     4,120         $      2,586        $      10,911        $      57,802
Ratio of expenses to average
  net assets net of fees waived
  and paid indirectly                                         3.05%               1.97%                1.88%                2.05%
Ratio of net expenses to average
  net assets before fees waived
  and paid indirectly                                         3.78%               2.61%                1.88%                2.05%
Ratio of net investment loss to
  average net assets net of fees
  waived and paid indirectly                                 (2.49)%             (1.43)%              (0.85)%              (0.26)%
Ratio of net investment loss to
  average net assets before fees
  waived and paid indirectly                                 (3.22)%             (2.07)%              (0.85)%              (0.26)%
Portfolio turnover rate                                       1066%               1454%                1239%                1603%

* Selected data for a share of capital stock outstanding throughout the period.




SEE NOTES TO FINANCIAL STATEMENTS.

                                                           Choice Focus Fund | 9

CHOICE BALANCED FUND


INVESTMENT RETURNS TABLE*

                                                                                                     Average Annual
                                                                        One Year Ended               Since Inception
                                                                      9-30-03     10-31-03         9-30-03     10-31-03
------------------------------------------------------------------------------------------------------------------------
Choice Balanced Fund (inception date 4-1-00)                           23.15%       23.56%          (8.66)%      (7.49)%
S&P 500(R)Stock Index                                                  24.40%       20.80%          (9.70)%      (8.09)%

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund perform- ance information. The equity portion of the Fund's portfolio will generally consist of 30-50 securities; therefore, the Fund is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

          --------------------------------------------------
              DATE          Balanced      S&P 500
          --------------------------------------------------
             4/1/2000       10,000         10,000
            4/30/2000       10,410          9,699     -3.01%
            7/31/2000       11,650          9,582     -1.21%
           10/31/2000       11,080          9,599      0.18%
            1/31/2001       11,019          9,201     -4.15%
            4/30/2001        9,918          8,441     -8.26%
            7/31/2001        9,670          8,208     -2.75%
           10/31/2001        8,571          7,208    -12.19%
            1/31/2002        9,323          7,715      7.03%
            4/30/2002        8,598          7,374     -4.41%
            7/31/2002        6,885          6,269    -14.99%
           10/31/2002        6,092          6,119     -2.39%
            1/31/2003        6,155          5,939     -2.95%
            4/30/2003        6,551          6,393      7.65%
            7/31/2003        7,169          6,936      8.49%
           10/31/2003        7,566          7,391      6.57%
------------------------------------------------------------
Since Inception             -7.49%         -8.09%
------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                              CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager would typically expect to be invested in 30-50 equity positions.


10 | Choice Balanced Fund

CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

NUMBER OF SHARES                                                                             VALUE
----------------------------------------------------------------------------------------------------
                            COMMON STOCKS                                  49.4%

                BANKING                                                     1.3%
       400      Bank of America Corp.                                                  $      30,292
                                                                                        ------------
                BEVERAGES                                                   3.0%
     1,500      Coca-Cola Co.                                                                 69,600
                                                                                        ------------
                COMPUTERS-HARDWARE                                          0.8%
     4,500      Sun Microsystems, Inc.*                                                       17,820
                                                                                        ------------
                COMPUTERS-SOFTWARE                                          6.1%
       900      EMC Corp.*                                                                    12,456
     2,000      First Data Corp.                                                              71,400
     2,200      Microsoft Corp.                                                               57,530
                                                                                        ------------
                                                                                             141,386
                                                                                        ------------
                ELECTRONIC-SEMICONDUCTOR MANUFACTURING                      0.8%
     1,300      Micron Technology, Inc.*                                                      18,642
                                                                                        ------------

                INSURANCE                                                   1.6%
       600      American International Group, Inc.                                            36,498
                                                                                        ------------

                MEDIA                                                       2.6%
       800      Clear Channel Communications, Inc.                                            32,656
       700      Viacom, Inc. Class B                                                          27,909
                                                                                        ------------
                                                                                              60,565
                                                                                        ------------
                MEDICAL-BIOTECHNOLOGY                                       4.4%
     1,500      Abbot Laboratories                                                            63,930
     3,000      CancerVax Corp.*                                                              38,610
                                                                                        ------------
                                                                                             102,540
                                                                                        ------------
                PHARMACEUTICALS                                            10.5%
       300      Amerisource Bergen Corp.                                                      17,031
       400      Baxter International, Inc.                                                    10,632
     1,500      Express Scripts, Inc. Class A*                                                82,380
     1,800      Johnson & Johnson                                                             90,594
     1,400      Pfizer, Inc.                                                                  44,240
                                                                                        ------------
                                                                                             244,877
                                                                                        ------------
                RECREATION                                                  1.4%
     1,400      The Walt Disney Co.                                                           31,696
                                                                                        ------------



SEE NOTES TO FINANCIAL STATEMENTS.

                                                       Choice Balanced Fund | 11

CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003

NUMBER OF SHARES                                                                            VALUE
----------------------------------------------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                REAL ESTATE                                                 2.3%
     8,200      MeriStar Hospitality Corp.*                                             $     56,006
                                                                                        ------------

                RETAIL-APPAREL/SHOES                                        1.8%
     1,500      Abercrombie & Fitch Co.*                                                      42,750
                                                                                        ------------

                RETAIL-HEALTHCARE                                           1.0%
       700      Walgreen Co.                                                                  24,374
                                                                                        ------------

                RETAIL-HOME SPECIALTY                                       2.4%
     1,500      The Home Depot, Inc.                                                          55,605
                                                                                        ------------

                RETAIL-TOYS                                                 3.1%
     3,700      Mattel, Inc.                                                                  71,632
                                                                                        ------------

                TELECOMMUNICATIONS-EQUIPMENT                                6.3%
     1,500      Cisco Systems, Inc.*                                                          31,470
     2,400      Finisar Corp.*                                                                 7,440
     8,500      JDS Uniphase Corp.*                                                           30,175
       500      NETGEAR, Inc.*                                                                 7,210
     1,900      Nokia Corp. ADR                                                               32,281
     6,000      Powerwave Technologies, Inc.*                                                 39,060
       560      MCI Group*                                                                       123
                                                                                        ------------
                                                                                             147,759
                                                                                        ------------
                TOTAL COMMON STOCKS
                (cost $1,127,138)                                                          1,152,042
                                                                                        ------------




SEE NOTES TO FINANCIAL STATEMENTS.

                                                       12 | Choice Balanced Fund



                           CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003

NUMBER OF SHARES                                                                             VALUE
----------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED STOCKS                                6.1%

                BANKING                                                     6.1%
     4,000      Irwin Financial Corp., 8.75%                                            $    142,000
                                                                                        ------------

                TOTAL CONVERTIBLE PREFERRED STOCKS
                (cost $100,000)                                                              142,000
                                                                                        ------------
PRINCIPAL AMOUNT
----------------
                BONDS                                                      27.4%
                FINANCIAL                                                   8.8%
  $100,000      Home Savings of America 6.50%, 8/15/04                                       103,112
   100,000      Household Finance 6.00%, 5/1/04                                              102,302
                                                                                        ------------
                                                                                             205,414
                                                                                        ------------
                U.S. GOVERNMENT AND AGENCIES 18.6% U.S. States
                Treasury Note:
   185,000      1.25%, 5/31/05                                                               184,025
   250,000      3.25%, 8/15/08                                                               250,576
                                                                                        ------------
                                                                                             434,601
                                                                                        ------------

                TOTAL BONDS
                (cost $629,495)                                                              640,015
                                                                                        ------------

                SHORT-TERM INVESTMENTS                                     28.2%
   359,751      UMB Bank Money Market Fiduciary,
                Variable Rate Demand Deposit, 0.27%                                          359,751
   300,000      U.S. Treasury Bill 0.90%, 11/6/03                                            299,963
                                                                                        ------------

                TOTAL SHORT-TERM INVESTMENTS
                (cost $659,714)                                                              659,714
                                                                                        ------------

                TOTAL INVESTMENTS
                (cost $2,516,347)                                         111.1%           2,593,771

                Liabilities less Other Assets                            (11.1)%            (256,867)
                                                                                        ------------
                NET ASSETS                                                100.0%        $  2,336,904
                                                                                        ============

* Non-income producing securities.
  ADR - American Depositary Receipt




SEE NOTES TO FINANCIAL STATEMENTS.

                                                       Choice Balanced Fund | 13

CHOICE BALANCED FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003


ASSETS
Investments in securities, at value
(cost $1,856,633)                                                  $  1,934,057
Short-Term investments, at amortized cost                               659,714
Cash                                                                        214
Receivable for investments sold                                          33,405
Dividends and interest receivable                                         7,520
Due from advisor                                                          4,253
Prepaid expenses and other assets                                         8,581
                                                                   ------------
Total Assets                                                          2,647,744
                                                                   ------------

LIABILITIES
Payable for investments purchased                                       286,820
Accrued distribution fee                                                    170
Accrued expenses and other liabilities                                   23,850
Total Liabilities                                                       310,840
                                                                   ------------
NET ASSETS                                                         $  2,336,904
                                                                   ============
NET ASSETS CONSIST OF
Paid in capital                                                    $ 10,658,015
Accumulated net realized loss on investments                         (8,398,535)
Net unrealized appreciation on investments                               77,424
                                                                   ------------
NET ASSETS                                                         $  2,336,904
                                                                   ============

CAPITAL STOCK (NO PAR VALUE)
Issued and outstanding (unlimited shares authorized)                    322,903

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE     $       7.24
                                                                   ============







SEE NOTES TO FINANCIAL STATEMENTS.

14 | Choice Balanced Fund

                                                            CHOICE BALANCED FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                         $      20,094
Interest                                                                 60,179
                                                                   ------------
Total Investment Income                                                  80,273
                                                                   ------------
EXPENSES
Investment advisory fees                                                 17,559
Fund administration and accounting fees                                  70,043
Transfer agent fees and expenses                                         21,497
Professional fees                                                        19,933
State registration fees                                                  12,789
Custody fees                                                             11,421
Distribution fees                                                         5,853
Reports to shareholders                                                   4,249
Insurance expense                                                         3,947
Trustees' fees and related expenses                                         663
Other                                                                     1,298
                                                                   ------------
Total expenses                                                          169,252
Less:
Advisory fees waived/reimbursed                                         (60,236)
Expenses paid indirectly                                                 (6,668)
                                                                   ------------
Net Expenses                                                            102,348
                                                                   ------------
NET INVESTMENT LOSS                                                     (22,075)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment securities                              422,536
Net change in unrealized appreciation/depreciation on investments        88,902
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         511,438
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    489,363
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       Choice Balanced Fund | 15

CHOICE BALANCED FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE YEAR            FOR THE YEAR
                                                         ENDED                  ENDED
                                                   OCTOBER 31, 2003        OCTOBER 31, 2002
                                                      ------------           ------------
OPERATIONS
Net investment income (loss)                          $    (22,075)          $    169,964
Net realized gain (loss) on:
Investment securities                                      422,536             (1,951,453)
Futures contracts                                             --                  (77,390)
Net change in unrealized appreciation
  (depreciation) on investments                             88,902               (568,402)
                                                      ------------           ------------
Net increase (decrease) in net assets
  resulting from operations                                489,363             (2,427,281)
                                                      ------------           ------------
DISTRIBUTIONS PAID
Net investment income                                       (4,167)              (246,106)
                                                      ------------           ------------
Net decrease in net assets
  resulting from distributions paid                         (4,167)              (246,106)
                                                      ------------           ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                 54,719              1,538,159
Shares issued to holders in reinvestment
  of distributions                                           4,132                240,366
Shares redeemed                                           (631,118)           (12,203,581)
                                                      ------------           ------------
Net decrease in net assets from capital
  share transactions                                      (572,267)           (10,425,056)
                                                      ------------           ------------
TOTAL DECREASE IN NET ASSETS                               (87,071)           (13,098,443)
                                                      ------------           ------------
NET ASSETS
Beginning of Year                                        2,423,975             15,522,418
                                                      ------------           ------------
End of Year*                                          $  2,336,904           $  2,423,975
                                                      ============           ============
* Includes undistributed
net investment income of:                             $       --             $      3,886
                                                      ------------           ------------



SEE NOTES TO FINANCIAL STATEMENTS.

16 | Choice Balanced Fund


                                                                                   CHOICE BALANCED FUND
FINANCIAL HIGHLIGHTS
                                                         YEAR ENDED           YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                         OCT. 31, 2003       OCT. 31, 2002       OCT. 31, 2001     OCT. 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                    $      5.87         $       8.42        $      11.08        $      10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)                                  (0.06)               0.16                 0.14                 0.07
Net realized and unrealized gain
  (loss) on investments                                        1.44               (2.52)               (2.63)                1.01(2)
                                                        -----------         -----------          -----------          -----------
Total Income (loss) from
Investment Operations                                          1.38               (2.36)               (2.49)                1.08
                                                        -----------         -----------          -----------          -----------
LESS DISTRIBUTIONS PAID
From net investment income                                    (0.01)              (0.19)               (0.17)             --
                                                        -----------         -----------          -----------          -----------
Total Distributions Paid                                      (0.01)              (0.19)               (0.17)             --
                                                        -----------         -----------          -----------          -----------

NET ASSET VALUE, END OF PERIOD                          $      7.24         $      5.87          $      8.42          $     11.08
                                                        ===========         ===========          ===========          ===========

TOTAL RETURN(3)                                               23.56%             (28.92)%             (22.65)%              10.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000s)                        $      2,337         $     2,424          $    15,522          $    26,247
Ratio of expenses to average net assets,
  net of fees waived/reimbursed
  and paid indirectly(4)                                       4.37%               1.73%                1.81%               2.00%(5)
Ratio of expenses to average net assets,
  before fees waived/reimbursed
  and paid indirectly(4)                                       7.23%               2.29%                1.81%               2.09%(5)
Ratio of net investment income to
  average net assets, net of fees
  waived/reimbursed and paid indirectly(4)                   (0.94)%               1.52%                1.46%               1.47%(5)
Ratio of net investment income to
  average net assets, before fees
  waived/reimbursed and paid indirectly(4)                   (3.80)%               0.96%                1.46%               1.38%(5)
PORTFOLIO TURNOVER RATE(3)                                     736%                 972%                 951%                651%


(1) Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3) Not annualized for periods less than a full year.
(4) Annualized for periods less than a full year.


* Selected data for a share of capital stock outstanding throughout the period.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                       Choice Balanced Fund | 17

                                  Choice Funds
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

(1)  ORGANIZATION

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (A) INVESTMENT VALUATION
         Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to guidelines established by the Board of Trustees.

     (B) EXPENSES
         The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolio in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (C) FUTURES CONTRACTS
         Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.




18 | Choice Funds

         The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (D) FEDERAL INCOME AND EXCISE TAXES

         No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (E) DISTRIBUTIONS TO SHAREHOLDERS

         Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (F) OTHER

         Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3) INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. For the year ended October 31, 2003, the Adviser received advisory fees of $70,317 and $17,559 for the Focus Fund and Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses on May 1, 2003 (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.50% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through March 1, 2004. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At October 31, 2003, amounts that are subject to potential recoupment are as follows:

     Recoverable Through       Focus Fund        Balanced Fund
     -------------------       ----------        -------------
     October 31, 2006           $ 35,545            $ 60,236


     During the year ended October 31, 2003, the Focus Fund and Balanced Fund paid $71,242 and $7,713 in brokerage commissions, respectively, to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)  DISTRIBUTION PLAN

     The Funds had an agreement with UMB Distribution Services, LLC to furnish distribution services to the Funds until December 31, 2002. Effective January 1, 2003, the Funds have an agreement with CIM Securities, LLC to furnish distribution services to the Funds. The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets. For the year ended October 31, 2003 the Funds incurred 12b-1 fees of $17,579 and $5,853 for the Focus Fund and Balanced Fund, respectively.



                                                               Choice Funds | 19

(5)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds for the year ended October 31, 2003 were as follows:

                                         Focus Fund        Balanced Fund
                                       ------------        -------------

     Shares sold                          2,933,668                7,225
     Shares issued to holders in
     reinvestment of distributions               --                  614
     Shares redeemed                     (2,862,802)             (98,128)
                                       ------------        -------------
     Net Increase (Decrease)                 70,866              (90,289)
                                       ============        =============

     Transactions in shares of the Funds for the year ended October 31, 2002 were as follows:

                                        Focus Fund        Balanced Fund
                                       ------------        -------------
     Shares sold                          2,868,671              170,942
     Shares issued to holders in
     reinvestment of distributions               --               28,801
     Shares redeemed                     (4,027,796)          (1,630,517)
                                       ------------        -------------
     Net Decrease                        (1,159,125)          (1,430,774)
                                       ============        =============

(6)  INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended October 31, 2003 were as follows:

                                        Focus Fund          Balanced Fund
                                       ------------         -------------
     Purchases                          $59,097,734           $15,143,124
     Sales                              $61,144,332           $16,880,243

(7)  FEDERAL INCOME TAX INFORMATION

     At October 31, 2003, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                           Focus Fund        Balanced Fund
                                         ------------        -------------
     Cost of Investments                 $  4,154,352         $  2,523,706
     Gross Unrealized Appreciation       $    267,021         $    103,967
     Gross Unrealized (Depreciation)          (21,473)             (19,184)
                                         ------------        -------------
     Net Unrealized Appreciation
     on Investments                      $    245,548        $     84,783
                                         ============        ============

     As of October 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                        Focus Fund          Balanced Fund
                                       ------------         -------------
     Net realized capital losses        (27,640,670)           (8,391,176)
     Net Unrealized Appreciation            145,166                70,065
                                       ------------         -------------
     Total Accumulated Deficit         $(27,495,504)        $  (8,321,111)


     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions


20 | Choice Funds

     Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $20,645,351 in 2009 and $6,017,459 in 2010. Federal income tax capital loss carry forwards for the Balanced Fund expire as follows:
     $287,388 in 2008, $4,867,551 in 2009 and $2,810,178 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

     The tax character of distributions paid during the fiscal year ended October 31, 2003 were as follows:

                                  Focus Fund         Balanced Fund
                                  ----------         ------------
     Ordinary Income              $       --         $      4,167
     Net Long-Term
     Capital Gains                $       --         $         --

(8)  CONTROL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940. As of October 31, 2003, Charles Schwab & Co. held for the benefit of others, in aggregate, more than 27% of the Focus Fund. As of October 31, 2003, Jupiter & Co. held more than 28% of the Balanced Fund.

(9)  CHANGE IN INDEPENDENT ACCOUNTANT

     PricewaterhouseCoopers LLP ("PwC") was previously the principal auditors for the Choice Balanced Fund and The Choice Focus Fund (the "Funds"). A decision to change auditors was approved by the Board of Trustees at their meeting held on October 30, 2003 and McCurdy & Associates CPA's, Inc. were appointed principal auditors. PwC served as principal auditors for the aforementioned Funds for each of the periods ended October 31, 2000 through 2002. Additionally, the audit reports of PwC on the financial statements of the aforementioned Funds that were issued for each of the periods ended October 31, 2000 through 2002 were unqualified. There were no disagreements between PwC and the management of the portfolios on any auditing and accounting matters that, if not resolved, would have been referred to in their audit reports







                                                               Choice Funds | 21

                          INDEPENDENT AUDITOR'S REPORT


To The Shareholders and Board of Trustees The Choice Funds


We have audited the accompanying statement of assets and liabilities of the Choice Focus Fund and the Choice Balanced Fund (the "Funds") (two of the portfolios constituting the Choice Funds), including the schedule of portfolio investments as of October 31, 2003 and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

We believe that our audit provides a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice Focus Fund and the Choice Balanced Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.

Westlake, Ohio
November 4, 2003






22 | Choice Funds

CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED)
INTERESTED TRUSTEE                 Patrick S. Adams*

NAME, ADDRESS, AND AGE             5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                   Age: 43

POSITION(S) HELD WITH FUND         President, CEO, Trustee, Chairman.

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
TIME SERVED                        Served as President/Trustee since 1999

PRINCIPAL OCCUPATION(S)            President and Director, Choice Investment Management, LLC,
                                   since August, 1999.

DURING PAST 5 YEARS                Senior Vice President to Berger Associates, Executive Vice
                                   President and Portfolio Manager of the Berger 100 Fund,
                                   President and Portfolio Manager of the Berger IPT- 100 Fund,
                                   President and co-Portfolio Manager of the Berger IPT-Growth
                                   and Income Fund and Executive Vice President and co-Portfolio
                                   Manager of the Berger Growth and Income Fund since February
                                   1997. President and co-Portfolio Manager of the Berger
                                   Balanced Fund from August 1997, and President and Portfolio
                                   Manager of the Berger Select Fund from December 31, 1997 until
                                   April 1999. Senior Vice President from June 1996 to January
                                   1997 with Zurich Kemper Investments (mutual fund). Portfolio
                                   Manager from March 1993 to May 1996 with Founders Asset
                                   Management, Inc.

NUMBER OF FUNDS IN COMPLEX         4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD           None
BY TRUSTEE

-------------------------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE             William H. Young
                                   5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                   Age: 53

POSITION(S) HELD WITH FUND         Trustee (Independent)

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
TIME SERVED                        Served as Trustee since 2003

PRINCIPAL OCCUPATION(S)            Independent Consultant for Financial Services 1996 to Consultant-Interim present.
DURING PAST 5 YEARS                CEO United Fund Services a Mutual Fund Service Provider, March
                                   2003 to present. Advisory Board Academy of Financial
                                   Services/Precision Marketing, January 1999 to present.
                                   Independent trustee Quintara Funds, Open End Mutual Funds,
                                   January 2002 through April 2003. Chairman & President,
                                   National Investment Service Association, Not for Profit,
                                   (NICSA), January 1995 through June 1997.

NUMBER OF FUNDS IN COMPLEX         4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD           None
BY TRUSTEE







                                                               Choice Funds I 23

CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)

NAME, ADDRESS, AND AGE              Dr. Richard A. Hathaway
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 42

POSITION(S) HELD WITH FUND          Trustee (Independent)

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as Trustee since 1999

PRINCIPAL OCCUPATION(S)             Physician with Colorado Permanente since 1992. Dr. Hathaway is a Board certified
DURING PAST 5 YEARS                 orthopedic surgeon.

NUMBER OF FUNDS IN COMPLEX          4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD            None
BY TRUSTEE

-------------------------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE              Gregory S. Drose
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 39

POSITION(S) HELD WITH FUND          Treasurer

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as Treasurer since 2000

PRINCIPAL OCCUPATION(S)             Chief Operating Officer of Choice Investment Management, LLC since November
DURING PAST 5 YEARS                 1999. Vice President of Marketing/Due Diligence, D.E. Frey & Company, Inc. from
                                    September 1998 to November 1999. Vice
                                    President/Branch Manager for Owen- Joseph
                                    Securities from June 1995 to June 1998.
                                    Director of Student Loans and Accounts, The
                                    Colorado College from November 1993 to May
                                    1995.

-------------------------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE              Sharon E. Adams**
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 40

POSITION(S) HELD WITH FUND          Secretary

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
         TIME SERVED                Served as Secretary since 1999

PRINCIPAL OCCUPATION(S)             Vice President of Choice Investment Management, LLC since August 1999. Full-time
         DURING PAST 5 YEARS        homemaker from 1993 until August 1999. Account executive - outside sales for Sprint from 1990 to 1993. Sales manager for Allnet Communications from 1989 to 1990.


 * Serves as officer of Choice Investment Management, LLC, the Adviser.
** Sharon E. Adams is the spouse of Patrick S. Adams.
   Additional information about the trustees is available in the Statement of Additional Information and is available, without charge, upon request by calling (800) 392-7107.


24 | Choice Funds

                                     A CHOICE FOR ALL SEASONS





                                              CHOICE

                           CHOICE FUNDS o c/o Gemini Fund Services, LLC
                        4020 South 147th Street o Suite 2 Omaha, NE 68137 o
                                 800-392-7107 WWW.CHOICEFUNDS.NET


                                 CIM SECURITIES, LLC, DISTRIBUTOR

                     MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                                                                          CHOICE






                           THINK OUTSIDE OF THE BOX.








                                                          CHOICE LONG-SHORT FUND
                                                  ANNUAL REPORT OCTOBER 31, 2003

                             CHOICE LONG-SHORT FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2003


Table of Contents
Perspectives from Patrick Adams ........................................    1
Choice Long-Short Fund .................................................    2
Schedule of Investments ................................................    3
Statement of Assets and Liabilities ....................................    7
Statement of Operations ................................................    8
Statements of Changes in Net Assets ....................................    9
Financial Highlights ...................................................   10
Notes to Financial Statements ..........................................   12
Report of Independent Accountants ......................................   17
Choice Funds Trustees and Officers .....................................   18

                                      PERSPECTIVES FROM PATRICK ADAMS...

The Choice Long-Short Fund had very solid performance, up 19.94% (Class A Shares without Load)1, in the fiscal year ended October 31, 2003. This compares with the S&P 500 Index(R) being up 20.80% in the same period. We achieved returns similar to the S&P 500 Index(R)2 even though we were well hedged throughout most of the year with little market exposure.

The overall market declined steadily from November through mid-March, before rallying sharply throughout the remainder of the year. The beginning of the war with Iraq acted as the major catalyst. As has often happened throughout history, the stock market discounted the war in the months leading up to it, and then quickly looked past it as soon as it began.

Economic data improved throughout the year, culminating in a remarkable 8.2% GDP growth in the third quarter, the strongest growth in nearly twenty years. Corporate earnings were generally stronger than expected throughout the year, partly due to better economic conditions and partly due to low expectations coming out of the downturn. Consumer spending was very strong, helped by tax cuts and mortgage refinancings, which were brought on by historically low interest rates. However, corporate spending has only more recently begun showing signs of picking up, so this is something we'll be monitoring over the coming months.

Generally speaking, it was a good year for our longs, especially in the technology3 and retail sectors, which did quite well for us. Earlier in the year, we were able to find and invest in several companies with historically low valuations and improving fundamentals. After this year's strong market performance, those opportunities are harder to come by, although we still see opportunities. Conversely, it was a tough year for shorts, as a rising tide lifts all boats, and most stocks rose with the market regardless of business fundamentals. At this time, while business fundamentals are clearly stronger than they were over the past few years, we believe many stocks are trading at valuations which are too high.

We continue to manage the Fund with minimal net market exposure at this time, as we wouldn't expect the market to continue rising in a straight line, without more volatility. While the economy should remain strong, it will be difficult to repeat the third quarter's tremendous strength. However, we believe we are well positioned to participate if the market does continue to rally. Sincerely,


/s/ Patrick Adams
------------------
Patrick Adams, CFA

--------
1 Performance numbers cover a short period of time and are not an indication as to how the Fund will perform in the future. To attempt to achieve its investment goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition there is no guarantee that the price of a shorted security will fall. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee the Fund will achieve its stated investment objective.

2 The S&P500 Index Stock Index is an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.

3 The Fund invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to economic, business or other developments that generally affect those types of companies.

CHOICE LONG-SHORT FUND

                            INVESTMENT RETURNS TABLE*

                                                                                     Average Annual
                                                            One Year Ended           Since Inception
-------------------------------------------------------------------------------------------------------
   Choice Long-Short Class A (inception date 2-1-01)      9/30/03     10/31/03      9/30/03    10/31/03
     Fund With Sales Load Effect                           21.24%       13.37%     (12.49)%    (11.95)%
     Fund Without Sales Load Effect                        28.37%       19.94%     (10.61)%    (10.12)%
   Choice Long-Short Class C (inception date 2-1-01)       24.29%       16.33%     (12.74)%    (12.28)%
   S&P 500(R)Stock Index                                   24.40%       20.80%      (9.76)%     (7.65)%

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*


{GRAPH OMITTED}


Choice Long - Short Fund
Plot Points - Annual Report 10/31/03



                Class A     Class A      Class C
    DATE        No Load      Load                       S&P 500
--------------------------------------------------------------------------------

   2/1/2001      10,000       9,452      10,000          10,000
  4/30/2001      10,640      10,057      10,550           9,174      -8.26%
  7/31/2001      10,580      10,000      10,420           8,922      -2.75%
 10/31/2001       9,660       9,130       9,530           7,834     -12.19%
  1/31/2002       9,490       8,970       9,340           8,385       7.03%
  4/30/2002       8,490       8,025       8,310           8,015      -4.41%
  7/31/2002       7,300       6,900       7,120           6,814     -14.99%
 10/31/2002       6,200       5,860       5,980           6,651      -2.39%
  1/31/2003       6,620       6,257       6,340           6,455      -2.95%
  4/30/2003       6,840       6,465       6,500           6,948       7.65%
  7/31/2003       7,230       6,834       6,810           7,538       8.49%
 10/31/2003       7,440       7,032       6,960           8,034       6.57%

--------------------------------------------------------------------------------
Since Inception       -10.21%        -10.21%         -12.37%          -7.67%



This chart assumes an initial investment of $10,000 made on 2-1-01. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

* The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                             CHOICE LONG-SHORT FUND

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through all market conditions.

STRATEGY

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.


2 | Choice Long-Short Fund

                                                          CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2003

NUMBER OF SHARES                                                                       VALUE
-------------------------------------------------------------------------------------------------
            COMMON STOCKS                                                   54.5%
            BANKING                                                          1.1%
   1,800    Bank of America Corp.                                                       $ 136,314
                                                                                     ------------
            COMPUTERS-HARDWARE                                               0.6%
  17,500    Sun Microsystems, Inc.*                                                        69,300
                                                                                     ------------
            COMPUTERS-SOFTWARE                                               9.8%
  14,400    EMC Corp.*                                                                    199,296
   4,900    First Data Corp.                                                              174,930
  38,000    Intelli-Check, Inc.*                                                          278,540
  15,300    Microsoft Corp.                                                               400,095
   1,500    VERITAS Software Corp.*                                                        54,225
   4,300    Verity, Inc.*                                                                  60,415
                                                                                     ------------
                                                                                        1,167,501
                                                                                     ------------

            ELECTRONICS-SEMICONDUCTOR MANUFACTURING                          3.7%
   4,600    Broadcom Corp.*                                                               146,970
   4,300    Flextronics International Ltd.*                                                60,200
   2,000    Globespan Virata, Inc.*                                                        12,320
   1,600    Maxim Integrated Products, Inc.                                                79,536
   2,000    Novellus Systems, Inc.*                                                        82,580
  10,000    SimpleTech, Inc.*                                                              78,500
                                                                                     ------------
                                                                                          460,106
                                                                                     ------------
            INSURANCE                                                        1.8%
   3,500    American International Group, Inc.                                            212,905
                                                                                     ------------
            MEDIA                                                            2.9%
   3,700    Clear Channel Communications, Inc.                                            151,034
   5,000    Viacom, Inc. Class B                                                          199,350
                                                                                     ------------
                                                                                          350,384
                                                                                     ------------
            MEDICAL-BIOTECHNOLOGY                                            5.7%
   2,500    Abbot Laboratories                                                            106,550
  17,000    CancerVax Corp.*                                                              218,790
 257,778    GlycoGenesys, Inc.*                                                           329,956
  25,778    GlycoGenesys, Inc. Warrants*                                                   28,613
                                                                                     ------------
                                                                                          683,909
                                                                                     ------------


SEE NOTES TO FINANCIAL STATEMENTS.                    Choice Long-Short Fund | 3



CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003

NUMBER OF SHARES                                                                        VALUE
-------------------------------------------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS                                                  6.2%
   2,200    Express Scripts, Inc. Class A*                                           $    120,824
   4,700    Johnson & Johnson                                                             236,551
  12,000    Pfizer, Inc.                                                                  379,200
                                                                                     ------------
                                                                                          736,575
                                                                                     ------------

            RECREATION                                                       2.8%
  14,600    The Walt Disney Co.                                                           330,544
                                                                                     ------------

            REAL ESTATE                                                      0.4%
   8,100    MeriStar Hospitality Corp.*                                                    55,323
                                                                                     ------------

            RETAIL-APPAREL/SHOES                                             1.5%
   6,200    Abercrombie & Fitch Co.*                                                      176,700
                                                                                     ------------

            RETAIL-COSMETICS & PERSONAL CARE                                 0.9%
   2,000    Colgate-Palmolive Co.                                                         106,380
                                                                                     ------------

            RETAIL-HOME SPECIALTY                                            2.1%
   6,700    The Home Depot, Inc.                                                          248,369
                                                                                     ------------

            RETAIL-TOYS                                                      2.6%
  16,400    Mattel, Inc.                                                                  317,504
                                                                                     ------------

            TELECOMMUNICATIONS-EQUIPMENT                                    12.4%
   6,400    Cisco Systems, Inc.*                                                          134,272
  66,400    Finisar Corp.*                                                                205,840
   6,300    ICG Communications, Inc.*                                                      45,990
  44,500    JDS Uniphase Corp.*                                                           157,975
   3,500    NETGEAR, Inc.*                                                                 50,467
  36,300    New Focus, Inc.*                                                              188,397
  21,300    Nokia Corp. ADR                                                               361,887
  37,800    Powerwave Technologies, Inc.*                                                 246,078
   5,200    RF Micro Devices, Inc.*                                                        60,892
  65,000    Redback Networks, Inc.*                                                        27,300
   1,820    MCI Group*                                                                        400
                                                                                     ------------
                                                                                        1,479,498
                                                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS.
4 | Choice Long-Short Fund


                                                          CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2003

NUMBER OF SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------------

                    COMMON STOCKS (CONTINUED)
                    TOTAL COMMON STOCKS
                    (cost $5,865,250)                                                $  6,531,312
                                                                                     ------------
PRINCIPAL AMOUNT
----------------
                    SHORT-TERM INVESTMENTS                                  38.5%
$3,000,000          U.S. Treasury Bill 0.91%, 11/28/2003                             $  2,997,975
 1,604,486          UMB Bank Money Market Fiduciary,
                    Variable Rate Demand Deposit, 0.27%                                 1,604,486
                                                                                     ------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $4,602,461)                                                   4,602,461
                                                                                     ------------
                    TOTAL INVESTMENTS                                       93.0%
                    (cost $10,467,711)                                                 11,133,773

                    Other Assets less Liabilities                            7.0%         835,166
                                                                                     ------------
                    NET ASSETS                                             100.0%    $ 11,968,939
                                                                                     ============

NUMBER OF SHARES
----------------
                          SECURITIES SOLD SHORT
   2,800    3M Corp.                                                                 $    220,836
   4,300    Affymetrix, Inc.*                                                             110,209
   4,000    Altera Corp.*                                                                  80,920
   4,000    American Eagle Outfitters, Inc.*                                               63,960
   2,000    Antigenics, Inc.*                                                              21,880
   2,000    Avon Products, Inc.                                                           135,920
   2,000    Biotech Holders Trust Depository Receipts                                     257,500
   1,000    Business Objects SA*                                                           32,860
   2,000    Cardinal Health, Inc.                                                         118,680
   4,300    Carnival Corp.                                                                150,113
   1,600    Cheesecake Factory, Inc.*                                                      63,904
   1,300    Ericsson LM ADR*                                                               22,204
   2,200    Foundry Networks, Inc.*                                                        51,172
  80,100    GlycoGenesys, Inc.*                                                           102,528
   4,700    Guidant Corp.                                                                 239,747
   7,200    Intel Corp.                                                                   237,960


SEE NOTES TO FINANCIAL STATEMENTS.
                                                      Choice Long-Short Fund | 5


CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2003

NUMBER OF SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------------

                            SECURITIES SOLD SHORT (CONTINUED)

   5,700    Lam Research Corp.*                                                     $     163,818
   4,700    Magma Design Automation, Inc.*                                                113,881
   2,000    Maxtor Corp.*                                                                  27,340
   3,000    NASDAQ 100 Trust                                                              105,540
   3,100    Network Appliance, Inc.*                                                       76,508
  11,600    Paychex, Inc.                                                                 451,472
   4,000    PMC-Sierra, Inc.*                                                              72,680
  12,100    Quest Software, Inc.*                                                         180,290
   3,400    Research in Motion Ltd.*                                                      150,008
   2,800    Robert Half International, Inc.*                                               66,108
   5,000    S&P 500 Depositary Receipts                                                   526,650
   1,400    SanDisk Corp.*                                                                112,840
   9,000    Starbucks Corp.*                                                              284,400
   1,900    Whole Foods Market, Inc.*                                                     112,556
                                                                                     ------------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $4,110,116)                                                    $  4,354,484
                                                                                     ============
* Non-income producing securities.
ADR - American Depositary Receipt


                                                                                       UNREALIZED
NUMBER OF CONTRACTS                                                                       LOSS
-------------------------------------------------------------------------------------------------
            FUTURES CONTRACT SOLD SHORT

       5    S&P 500 Futures Contracts maturing
               December 2003 (Underlying Face Amount at
               Value $1,047,500)                                                     $    (41,025)
                                                                                     ============


SEE NOTES TO FINANCIAL STATEMENTS.
6 | Choice Long-Short Fund

                                                          CHOICE LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $5,865,250)                                  $  6,531,312
Short-Term investments, at amortized cost                                                 4,602,461
Cash                                                                                          3,544
Deposit at broker                                                                         4,367,791
Dividends and interest receivable                                                             1,718
Receivable for investments sold                                                           1,592,311
Due from advisor                                                                             34,769
Due from broker - variation margin                                                            1,625
Prepaid expenses and other assets                                                            19,275
                                                                                       ------------
Total assets                                                                             17,154,806
                                                                                       ------------

LIABILITIES
Securities sold short, at value (Proceeds of $4,110,116)                                  4,354,484
Payable for investments purchased                                                           751,713
Fund shares repurchased                                                                       1,907
Accrued investment advisory fee                                                              21,130
Accrued distribution fee                                                                     14,373
Accrued expenses and other liabilities                                                       42,260
Total liabilities                                                                         5,185,867
                                                                                       ------------
NET ASSETS                                                                             $ 11,968,939
                                                                                       ============
NET ASSETS CONSIST OF
Paid in capital                                                                        $ 25,210,444
Accumulated net investment loss                                                              (2,697)
Accumulated net realized loss on investments, securities sold short
  and futures contracts                                                                 (13,619,477)
Net unrealized appreciation on investments, securities sold short
  and futures contracts                                                                     380,669
                                                                                       ------------
NET ASSETS                                                                             $ 11,968,939
                                                                                       ============
CLASS A SHARES
Net assets                                                                             $ 11,168,863
Shares outstanding (no par value, unlimited shares authorized)                            1,497,427
NET ASSET VALUE PER SHARE (NET ASSETS/SHARES OUTSTANDING)                                      7.46
                                                                                       ============
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS 5.82%
  OF NET ASSET VALUE OR 5.50% OF OFFERING PRICE)                                               7.89
                                                                                       ============
CLASS C SHARES
Net assets                                                                             $    800,076
Shares outstanding (no par value, unlimited shares authorized)                              114,576
NET ASSET VALUE AND OFFERING PER SHARE (NET ASSETS/SHARES OUTSTANDING)*                        6.98
                                                                                       ============

* Shares are subject to contingent deferred sales charge.



SEE NOTES TO FINANCIAL STATEMENTS.                    Choice Long-Short Fund | 7

CHOICE LONG-SHORT FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                           $     61,967
Interest                                                                 174,285
                                                                    ------------
Total Investment Income                                                  236,252
                                                                    ------------
EXPENSES
Investment advisory fees                                                 338,741
Fund administration and accounting fees                                   72,533
Rule 12b-1 fees-Class A shares                                            44,560
Rule 12b-1 fees-Class C shares                                             8,183
Transfer agent fees and expenses-Class A shares                           34,872
Transfer agent fees and expenses-Class C shares                           16,786
Professional fees                                                         50,744
State registration fees                                                   27,438
Custody fees                                                              27,092
Insurance expense                                                         12,966
Reports to shareholders                                                    9,159
Trustees' fees and related expenses                                        7,308
Other                                                                      4,689
                                                                    ------------
Total expenses before dividends on short sales                           655,071
Dividends on short positions                                              20,811
Total expenses                                                           675,882
                                                                    ------------
Less expense paid indirectly                                             (88,000)
Net Expenses                                                             587,882
                                                                    ------------

NET INVESTMENT LOSS                                                     (351,630)
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on:
  Investment securities                                                4,004,340
  Short positions                                                     (1,901,510)
  Futures contracts                                                     (340,065)
Net change in unrealized appreciation/depreciation on investments,
 securities sold short and futures contracts                             984,236
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        2,747,001
                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $  2,395,371
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

8 | Choice Long-Short Fund

                                                          CHOICE LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR              FOR THE YEAR
                                                                               ENDED                     ENDED
                                                                         OCTOBER 31, 2003          OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                        $   (351,630)             $    (843,902)
Net realized gain (loss) on:
   Investment securities                                                      4,004,340                 (3,786,875)
   Short positions                                                           (1,901,510)                (1,051,631)
   Options purchased                                                                 --                     23,098
   Futures contracts                                                           (340,065)                (5,230,245)
Net change in unrealized appreciation/depreciation on
   investments securities sold short and futures contracts                      984,236                 (2,381,497)
                                                                           ------------              -------------
Net increase (decrease) in net assets resulting
   from operations                                                            2,395,371                (13,271,052)
                                                                           ------------              -------------
CAPITAL SHARE TRANSACTIONS
Shares sold
   Class A shares                                                            10,010,096                 27,712,917
   Class C shares                                                               570,329                    112,233
Shares redeemed
   Class A shares                                                           (14,993,376)               (55,588,669)
   Class C shares                                                              (424,874)                (1,470,944)
                                                                           ------------              -------------
Net decrease in net assets from capital share transactions                   (4,837,825)               (29,234,463)
                                                                           ------------              -------------

TOTAL DECREASE IN NET ASSETS                                                 (2,442,454)               (42,505,515)
                                                                           ------------              -------------
NET ASSETS
Beginning of Year                                                            14,411,393                 56,916,908
                                                                           ------------              -------------
End of Year*                                                               $ 11,968,939              $  14,411,393
                                                                           ============              =============
* Includes accumulated net investment loss of:                             $     (2,697)             $      (2,697)
                                                                           ------------              -------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      Choice Long-Short Fund | 9

CHOICE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS


PER SHARE OPERATING PERFORMANCE*

                                                                 Class A Shares

                                                    FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                      2003             2002            2001(1)
                                                  ------------     -----------      ------------
Net Asset Value, Beginning of Period              $       6.22     $      9.66      $      10.00

INCOME (LOSS) FROM
   INVESTMENT
   OPERATIONS
Net investment loss                                      (0.16)          (0.35)            (0.08)
Net realized and unrealized gain (loss)
   on investments                                         1.40           (3.09)            (0.26)
                                                  ------------     -----------      ------------
Total Income (Loss) from Investment
   Operations                                            1.24            (3.44)            (0.34)
                                                  ------------     -----------      ------------
Net Asset Value, End of Period                    $       7.46     $      6.22      $       9.66
                                                  ============     ===========      ============
Total Return(2,3)                                        19.94%         (35.82)%           (3.40)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)                  $     11,169     $    13,845      $     54,303
Ratio of expenses to average net assets,
   net of fees paid indirectly(4)                         3.99%(5)        3.16%(5)          3.51%
Ratio of expenses to average net assets,
   before fees paid indirectly(4)                         4.64%(5)        3.62%(5)          3.51%
Ratio of net investment loss to average
   net assets, net of fees paid indirectly(4)            (2.39)%         (2.21)%           (1.14)%
Ratio of net investment loss to average
   net assets, before fees paid indirectly(4)            (3.04)%         (2.67)%           (1.14)%
Portfolio turnover rate(2)                                1383%           3882%             2469%

(1) Commenced operations on February 1, 2001.
(2) Not annualized for periods less than a full year.
{3) The total return does not reflect the 5.50% front end-end sales charge and
    1.00% deferred sales charge on Class A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees paid indirectly would be 4.14% and 4.79%, 3.34% and 3.80%, for the Class A shares for the years ended October 31, 2003 and October 31, 2002, respectively.
(6) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees paid indirectly would be 7.41% and 8.06%, 5.16% and 5.54%, for the Class C shares for the years ended October 31, 2003 and October 31,2002, respectively.
*   Selected data for a share outstanding throughout the period


SEE NOTES TO FINANCIAL STATEMENTS.

10 | Choice Long-Short Fund

                                                          CHOICE LONG-SHORT FUND

--------------------------------------------------------------------------------

                 Class C Shares

  FOR THE            FOR THE               FOR THE
 YEAR ENDED         YEAR ENDED          PERIOD ENDED
 OCTOBER 31,        OCTOBER 31,          OCTOBER 31,
   2003               2002                 2001(1)
------------        -----------         ------------
$       6.00        $      9.53         $      10.00


       (0.38)             (0.77)               (0.12)
        1.36              (2.76)               (0.35)
        0.98              (3.53)               (0.47)
$       6.98        $      6.00         $       9.53
       16.33%            (37.25)%              (4.70)%

$        800        $       567         $      2,614
        7.25%(6)           5.02%(6)             4.70%
        7.90%(6)           5.40%(6)             4.70%
       (5.78)%            (4.11)%              (2.31)%
       (6.43)%            (4.49)%              (2.31)%
        1383%               3882%               2469%








                                                     Choice Long-Short Fund | 11

                             CHOICE LONG-SHORT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

(1)  ORGANIZATION

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Long-Short Fund (the "Fund") is a non-diversified series of the Trust that seeks to achieve long-term growth of capital in both rising and falling markets by investing in "long" stocks believed to be undervalued and selling "short" stocks believed to be overvalued. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (A) INVESTMENT VALUATION
         Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to guidelines established by the Board of Trustees.

     (B) EXPENSES
         The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory fees, or to each class such as distribution fees. Expenses that are not directly attributable to a portfolio are typically allocated among the series in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.



12 | Choice Long-Short Fund

     (C) SHORT POSITIONS
         When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (D) FUTURES CONTRACTS
         The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily. The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (E) OPTION TRANSACTIONS
         For hedging purposes, the Fund may buy and sell put and call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


                                                     Choice Long-Short Fund | 13

     (F) FEDERAL INCOME AND EXCISE TAXES
         No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (G) DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (H) OTHER
         Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

     The Fund has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 2.50% of the Fund's average daily net assets. For the year ended October 31, 2003, the Adviser received advisory fees of $338,741.

     During the year ended October 31, 2003, the Long-Short Fund paid $109,084 in brokerage commissions to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sales of portfolio securities.

(4)  DISTRIBUTION PLAN

     The Fund had an agreement with UMB Distribution Services, LLC ("UMB") to furnish distribution services to the Fund until December 31, 2002. Effective January 1, 2003, the Fund has an agreement with CIM Securities, LLC ("CIM") to furnish distribution services to the Fund. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares and certain shareholder related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets for shareholder service related charges. During the year ended October 31, 2003, the Fund incurred Rule 12b-1 fees of $44,560 and $8,183 for Class A and Class C shares, respectively. As distributor, UMB received commissions of $99 from the sale of Class A shares during the two months ended December 31, 2002. CIM received commissions of $105 from the sale of Class A shares for the ten months ended October 31, 2003. CIM, as distributor, also received contingent deferred sales charges on redemption of Class C shares of $100 during the ten months ended October 31, 2003. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.


14 | Choice Long-Short Fund

(5)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the year ended October 31, 2003 were as follows:

                                      Class A              Class C

     Shares sold                      1,391,875              85,536
     Shares redeemed                 (2,121,719)            (65,424)
                                     ----------          ----------
     Net Decrease                      (729,844)             20,112
                                     ==========          ==========

     Transactions in shares of the Fund for the year ended October 31, 2002 were as follows:

                                       Class A                Class C

     Shares sold                      3,106,519              14,169
     Shares redeemed                 (6,502,360)           (194,085)
                                     ----------          ----------
     Net Increase                    (3,395,841)           (179,916)
                                     ==========          ==========

(6)  INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended October 31, 2003 were $137,645,791 and $151,174,217, respectively.

(7)  FEDERAL INCOME TAX INFORMATION

     At October 31, 2003, the cost of securities, on a tax basis and gross unrealized appreciation (depre- ciation) on investments for federal income tax purposes were as follows:

                                                       Long-Short
                                                      ------------
     Cost of Investments                              $  6,702,151
                                                      ------------
     Gross Unrealized Appreciation                    $    788,090
     Gross Unrealized (Depreciation)                      (407,421)
                                                      ------------
     Net Unrealized Depreciation on Investments       $    380,669
                                                      ============

     As of October 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                       Long-Short
                                                      ------------
     Undistributed ordinary income (loss)             $     (2,697)
                                                      ------------
     Net Realized Capital Losses                       (13,274,921)
     Net Unrealized Appreciation                            36,113
                                                      ------------
     Total Accumulated Deficit                        $(13,241,505)
                                                      ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. Federal income tax capital loss carry forwards for the Long-Short Fund expire as follows:
     $10,097,960 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.




                                                     Choice Long-Short Fund | 15

(8)  CONTROL OWNERSHIP
     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940. As of October 31, 2003, FTC & Co. held more than 34% of Class A shares of the Fund and UBS PaineWebber held for the benefit of others, in aggregate, more than 32% of Class C shares of the Fund.


(9)  CHANGE IN INDEPENDENT ACCOUNTANT
     PricewaterhouseCoopers LLP ("PwC") were previously the principal auditors for the Choice Long-Short Fund (the "Fund"). A decision to change auditors was approved by the Board of Trustees in their meeting on October 30, 2003 and McCurdy & Associates CPA's, Inc. were appointed principal auditors. PwC served as principal auditors for the aforementioned Fund for each of the periods ended October 31, 2001 through 2002. Additionally, the audit reports of PwC on the financial statements of the aforementioned Fund that were issued for each of the periods ended October 31, 2001 through 2002 were unqualified. There were no disagreements between PwC and the management of the Fund on any auditing and accounting matters that, if not resolved, would have been referred to in their audit reports.





16 | Choice Long-Short Fund

                             REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Choice Funds

We have audited the accompanying statement of assets and liabilities of the Choice Long-Short Fund (the "Fund") (one of the portfolios constituting the Choice Funds), including the schedule of portfolio investments as of October 31, 2003 and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice Long-Short Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.


Westlake, Ohio
November 4, 2003



                                                     Choice Long-Short Fund | 17



CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED)

INTERESTED TRUSTEE                   Patrick S. Adams*
NAME, ADDRESS, AND AGE               5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                     Age: 43

POSITION(S) HELD WITH FUND           President, CEO, Trustee, Chairman.

TERM OF OFFICE AND
LENGTH                               Indefinite, until successor elected
OF TIME SERVED                       Served as President/Trustee since 1999

PRINCIPAL OCCUPATION(S)              President and Director, Choice Investment Management, LLC, since
DURING PAST 5 YEARS                  August, 1999. Senior Vice President to Berger Associates,
                                     Executive Vice President and Portfolio Manager of the Berger
                                     100 Fund, President and Portfolio Manager of the Berger
                                     IPT-100 Fund, President and co-Portfolio Manager of the Berger
                                     IPT-Growth and Income Fund and Executive Vice President and
                                     co-Portfolio Manager of the Berger Growth and Income Fund
                                     since February 1997. President and co-Portfolio Manager of the
                                     Berger Balanced Fund from August 1997, and President and
                                     Portfolio Manager of the Berger Select Fund from December 31,
                                     1997 until April 1999. Senior Vice President from June 1996 to
                                     January 1997 with Zurich Kemper Investments (mutual fund).
                                     Portfolio Manager from March 1993 to May 1996 with Founders
                                     Asset Management, Inc.

NUMBER OF FUNDS IN COMPLEX           4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD BY          None
TRUSTEE

--------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE               William H. Young
                                     5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                     Age: 53

POSITION(S) HELD WITH FUND           Trustee (Independent)

TERM OF OFFICE AND LENGTH            Indefinite, until successor elected
OF TIME SERVED                       Served as Trustee since 2003

PRINCIPAL OCCUPATION(S)              Independent Consultant for Financial Services 1996 to present.
DURING PAST 5 YEARS                  Consultant-Interim CEO United Fund Services a Mutual Fund
                                     Service Provider, March 2003 to present. Advisory Board
                                     Academy of Financial Services/Precision Marketing, January
                                     1999 to present. Independent trustee Quintara Funds, Open End
                                     Mutual Funds, January 2002 through April 2003. Chairman &
                                     President, National Investment Service Association, Not for
                                     Profit, (NICSA), January 1995 through June 1997.

NUMBER OF FUNDS IN COMPLEX           4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD             None
BY TRUSTEE







18 | Choice Long-Short Fund


CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)

NAME, ADDRESS, AND AGE              Dr. Richard A. Hathaway
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 42

POSITION(S) HELD WITH FUND          Trustee (Independent)

TERM OF OFFICE AND LENGTH           Indefinite, until successor elected
OF TIME SERVED                      Served as Trustee since 1999

PRINCIPAL OCCUPATION(S)             Physician with Colorado Permanente since 1992. Dr. Hathaway is a
DURING PAST 5 YEARS                 Board certified orthopedic surgeon.

NUMBER OF FUNDS IN COMPLEX          4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD BY         None
TRUSTEE

--------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE              Gregory S. Drose
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 39

POSITION(S) HELD WITH FUND          Treasurer

TERM OF OFFICE AND LENGTH           Indefinite, until successor elected
OF TIME SERVED                      Served as Treasurer since 2000

PRINCIPAL OCCUPATION(S)             Chief Operating Officer of Choice Investment Management, LLC since
DURING PAST 5 YEARS                 November 1999. Vice President of Marketing/Due Diligence, D.E.
                                    Frey & Company, Inc. from September 1998 to November 1999. Vice
                                    President/Branch Manager for Owen-Joseph Securities from June
                                    1995 to June 1998. Director of Student Loans and Accounts, The
                                    Colorado College from November 1993 to May 1995.

--------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE              Sharon E. Adams**
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 40

POSITION(S) HELD WITH FUND          Secretary

TERM OF OFFICE AND LENGTH           Indefinite, until successor elected
OF TIME SERVED                      Served as Secretary since 1999

PRINCIPAL OCCUPATION(S)             Vice President of Choice Investment Management, LLC since August
DURING PAST 5 YEARS                 1999. Full-time homemaker from 1993 until August 1999. Account exec-
                                    utive - outside sales for Sprint from 1990
                                    to 1993. Sales manager for Allnet
                                    Communications from 1989 to 1990.



 * Serves as officer of Choice Investment Management, LLC, the Adviser.
** Sharon E. Adams is the spouse of Patrick S. Adams.
   Additional information about the trustees is available in the Statement of Additional Information and is available, with- out charge, upon request by calling (800) 392-7107.





                                                     Choice Long-Short Fund | 19

                       This page intentionally left blank.











                                                     20 | Choice Long-Short Fund

                            A CHOICE FOR ALL SEASONS














                                     CHOICE

                  CHOICE FUNDS o c/o Gemini Fund Services, LLC
        4020 South 147th Street o Suite 2 Omaha, NE 68137 o 800-392-7107
                               WWW.CHOICEFUNDS.NET

                        CIM SECURITIES, LLC, DISTRIBUTOR

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                                                                  WILL WE HAVE A
                                                                    BULL MARKET?








OR, A BEAR MARKET?







                                                                 DOES IT MATTER?












                           CHOICE MARKET NEUTRAL FUND
                         ANNUAL REPORT, OCTOBER 31, 2003

                                 CHOICE MARKET
                                  NEUTRAL FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2003





                               Table of Contents


Perspectives From Patrick Adams ........................................   1
Choice Market Neutral Fund .............................................   2
Schedule of Investments ................................................   3
Statement of Assets and Liabilities ....................................   7
Statement of Operations ................................................   8
Statement of Changes in Net Assets .....................................   9
Financial Highlights ...................................................  10
Notes to Financial Statements ..........................................  11
Report of Independent Accountants ......................................  14
Choice Funds Trustees and Officers .....................................  15

                                              PERSPECTIVES FROM PATRICK ADAMS...


The Choice Market Neutral Fund was up 3.60% (Class A Shares without load)1 in the seven months since its inception on March 31, 2003. This compares to the S&P 500 Index(R) being up 23.88% and the Vanguard Total Bond Market Index(R) up 0.77%2 since the same date. The Fund began shortly after the start of the war in Iraq, which was the turning point for the stock market, which has been strong since then. The economy has picked up and corporate earnings have been strong. As a result, our market neutral approach to investing has under performed the stock market and outperformed the bond market. However, our goal is to achieve positive returns regardless of market conditions, which we were able to do.

The Fund's only down month was October, when the strong performance of the market (especially the Nasdaq) provided a boost to our short positions, which in lower quality shorts. However, a rising tide lifts all boats, regardless of quality or valuation, and our shorts rose with the market. One month aside, we are pleased with the performance of the Fund since inception.

We continue to manage the Fund with the goal of positive returns on a consistent basis while limiting the volatility and correlation to the overall market. The Fund achieved these goals this year (on an annualized basis, given that the Fund had only seven months of operation since inception). We expect that the market will be more volatile in the year ahead. Therefore, we will continue to focus on the fund's secondary goal of preservation of capital and our risk management process of seeking neutral exposure at the market, sector and industry levels.

Our strategy remains to combine our core fundamental research with our quantitative analysis to determine which pair trades present an attractive opportunity. Pair trades consist of buying one stock and selling short a similar company in a similar industry. We usually buy what we consider high quality or inexpensive stocks and short low quality or expensive stocks. Our goal is to make money on the pair trade regardless of which way the market is moving. A few examples of some successful pairs during the year are Home Depot (long) and Lowe's (short), Broadcom (long) and Marvell Technology (short), Royal Caribbean Cruises (long) and Carnival (short), and Pfizer (long) and Wyeth (short).3

Sincerely,



/s/ Patrick Adams, CFA
----------------------
Patrick Adams, CFA


---------------
1 Performance numbers cover a short period of time and are not an indication as to how the fund will perform in the future. To attempt to achieve its investment goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition there is no guarantee that the price of a shorted security will fall. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee the Fund will achieve its stated investment objective.
2 The S&P 500 Index Stock Index is an unmanaged index generally representative of the U.S. Stock Market. Vanguard Total Bond Market Index is in Index Fund that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
3 The Funds holdings change frequently and the companies listed above may not currently be part of the portfolio.











                                                  Choice Market Neutral Fund | 1

CHOICE MARKET NEUTRAL FUND


                            INVESTMENT RETURNS TABLE

                                                               Since Inception
                                                               through 10-31-03
--------------------------------------------------------------------------------
Choice Market Neutral Class A (inception date 3-31-03)
  FUND WITH SALES LOAD EFFECT                                      (2.08)%
  FUND WITHOUT SALES LOAD EFFECT                                    3.60%
--------------------------------------------------------------------------------
Choice Market Neutral Class C (inception date 3-31-03)
   FUND WITH SALES LOAD EFFECT                                       2.10%
   FUND WITHOUT SALES LOAD EFFECT                                    3.10%
--------------------------------------------------------------------------------
S&P 500(R)Stock Index                                               23.88%

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund non-diversified; therefore, it is is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.




















                           CHOICE MARKET NEUTRAL FUND

OBJECTIVE
The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means that the Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

STRATEGY
The Portfolio Manager will use pair trading to attempt to capture the "alpha" and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process.(SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION).


 2 | Choice Market Neutral Fund

                                                      CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

NUMBER OF SHARES                                                                                VALUE
---------------------------------------------------------------------------------------------------------

                 COMMON STOCKS                                             48.0%

                 BANKING                                                    2.4%
      1,700      Bank of America Corp.                                                      $     128,741
      3,500      Washington Mutual, Inc.                                                          153,125
                                                                                            -------------
                                                                                                  281,866
                                                                                            -------------
                 BEVERAGES                                                  0.9%
      2,000      Anheuser-Busch Cos., Inc.                                                         98,520
                                                                                            -------------

                 COMPUTERS-HARDWARE                                         0.6%
     17,000      Sun Microsystems, Inc.*                                                           67,320
                                                                                            -------------

                 COMPUTERS-SOFTWARE                                         7.0%
      4,500      First Data Corp.                                                                 160,650
     12,000      Microsoft Corp.                                                                  313,800
      6,800      PeopleSoft, Inc.*                                                                141,168
      4,000      Synopsys, Inc.*                                                                  126,880
      1,800      VERITAS Software Corp.*                                                           65,070
                                                                                            -------------
                                                                                                  807,568
                                                                                            -------------
                 ELECTRONICS-SEMICONDUCTOR                                  7.6%
                 MANUFACTURING
     10,500      Applied Materials, Inc.*                                                         245,385
      5,000      Celestica, Inc.*                                                                  71,000
      5,500      Maxim Integrated Products, Inc.                                                  273,405
      2,200      Novellus Systems, Inc.*                                                           90,838
     27,000      Vitesse Semiconductor Corp.*                                                     190,080
                                                                                            -------------
                                                                                                  870,708
                                                                                            -------------

                 INSURANCE                                                  2.2%
      4,300      American International Group, Inc.                                               261,569
                                                                                            -------------

                 MEDIA                                                      1.3%
      4,200      Fox Entertainment Group, Inc.*                                                   116,340
        900      Viacom, Inc. Class B                                                              35,883
                                                                                            -------------
                                                                                                  152,223
                                                                                            -------------

                 MEDICAL-BIOTECHNOLOGY                                      5.7%
      5,200      Abbot Laboratories                                                               221,624
     16,000      CancerVax Corp.*                                                                 205,920
    161,111      GlycoGenesys, Inc.*                                                              206,222
     16,111      GlycoGenesys, Inc. Warrants*                                                      17,883
                                                                                            -------------
                                                                                                  651,649
                                                                                            -------------




SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Market Neutral Fund | 3



CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003


NUMBER OF SHARES                                                                                VALUE
---------------------------------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS                                            1.9%
      1,700      Johnson & Johnson                                                          $      85,561
      4,100      Pfizer, Inc.                                                                     129,560
                                                                                            -------------
                                                                                                  215,121
                                                                                            -------------

                 RECREATION                                                 1.8%
      1,400      Hollywood Entertainment Corp.*                                                    21,280
      8,400      The Walt Disney Co.                                                              190,176
                                                                                            -------------
                                                                                                  211,456
                                                                                            -------------

                 REAL ESTATE                                                0.6%
      9,300      MeriStar Hospitality Corp.*                                                       63,519
                                                                                            -------------

                 RETAIL-COSMETICS & PERSONAL CARE                           0.9%
      1,900      Colgate-Palmolive Co.                                                            101,061
                                                                                            -------------
                 RETAIL-DEPARTMENT STORES                                   1.9%
      1,700      Kohl's Corp.*                                                                     95,319
      5,200      Pier 1 Imports, Inc.                                                             120,120
                                                                                            -------------
                                                                                                  215,439
                                                                                            -------------

                 RETAIL-DRUG STORES                                         0.6%
      5,100      Duane Reade, Inc.*                                                                70,125
                                                                                            -------------

                 RETAIL-HOME SPECIALTY                                      0.9%
      2,800      The Home Depot, Inc.                                                             103,796
                                                                                            -------------

                 RETAIL-SPECIALTY                                           1.0%
      1,200      AutoZone, Inc.*                                                                  115,320
                                                                                            -------------

                 RETAIL-TOYS                                                2.9%
     17,200      Mattel, Inc.                                                                     332,992
                                                                                            -------------

                 SUPERMARKETS                                               1.0%
      6,800      Kroger Co.*                                                                      118,932
                                                                                            -------------



SEE NOTES TO FINANCIAL STATEMENTS.


4 | Choice Market Neutral Fund



                                                      CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003


NUMBER OF SHARES                                                                               VALUE
---------------------------------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)

                 TELECOMMUNICATIONS-EQUIPMENT                               6.8%
      7,500      Cisco Systems, Inc.*                                                       $     157,350
     41,500      JDS Uniphase Corp.*                                                              147,325
      8,500      New Focus, Inc.*                                                                  44,115
      9,500      Nokia Corp. ADR                                                                  161,405
     18,500      Powerwave Technologies, Inc.*                                                    120,435
     13,000      RF Micro Devices, Inc.*                                                          152,230
                                                                                            -------------
                                                                                                  782,860
                                                                                            -------------
                 TOTAL COMMON STOCKS
                 (cost $5,164,931)                                                              5,522,044
                                                                                            -------------
PRINCIPAL AMOUNT
                 SHORT-TERM INVESTMENTS                                    50.2%
 $2,000,000      U.S. Treasury Bill 0.81%,11/6/2003                                             1,999,777
  2,000,000      U.S. Treasury Bill 0.81%,12/4/2003                                             1,998,515
  1,773,177      UMB Bank Money Market Fiduciary,
                 Variable Rate Demand Deposit, 0.27%                                            1,773,177
                                                                                            -------------

                            TOTAL SHORT-TERM INVESTMENTS
                            (cost $5,771,469)                                                   5,771,469
                                                                                            -------------

                            TOTAL INVESTMENTS
                            (cost $10,936,400)                             98.2%               11,293,513

                            Other Assets less Liabilities                   1.8%                  205,829
                                                                                            -------------

                            NET ASSETS                                    100.0%            $  11,499,342
                                                                                            =============













SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Market Neutral Fund | 5



CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003


NUMBER OF SHARES                                                                               VALUE
---------------------------------------------------------------------------------------------------------

                 SECURITIES SOLD SHORT
      1,000      3M Corp.                                                                    $     78,870
      1,500      Advanced Auto Parts*                                                             117,330
      6,000      AFLAC, Inc.                                                                      218,880
      8,700      Altera Corp.*                                                                    176,001
      9,500      Andrew Corp.*                                                                    124,260
      1,800      Antigenics, Inc.*                                                                 19,692
      1,900      Avon Products, Inc.                                                              129,124
      2,300      Beckman Coulter, Inc.                                                            114,195
      1,800      Biotech Holders Trust Depository Receipts                                        231,750
      1,000      Business Objects SA*                                                              32,860
      4,800      Cadence Design Systems, Inc.*                                                     73,872
      2,000      Cheesecake Factory, Inc.*                                                         79,880
      1,700      CVS Corp.                                                                         59,806
     55,300      GlycoGenesys, Inc.*                                                               70,784
      1,700      Guidant Corp.                                                                     86,717
      5,000      iShares S&P 500 Index Fund                                                       526,500
      3,500      Jabil Circuit, Inc.*                                                              97,475
      6,000      KLA-Tencor Corp.*                                                                343,980
      8,500      Leapfrog Enterprises, Inc.*                                                      293,845
      5,000      Magma Design Automation, Inc.*                                                   121,150
      2,000      Maxtor Corp.*                                                                     27,340
      1,900      Movie Gallery, Inc.*                                                              39,292
     11,000      Nasdaq 100 Trust*                                                                386,980
     10,000      NetIQ Corp.*                                                                     121,400
      2,000      PepsiCo, Inc.                                                                     95,640
      2,000      Research in Motion, Ltd.*                                                         88,240
      1,700      Ross Stores, Inc.                                                                 85,017
      5,000      Safeway, Inc.*                                                                   105,500
      3,400      SAP AG ADR                                                                       124,236
      5,500      Texas Instruments, Inc.                                                          159,060
      3,200      The News Corp. Ltd.                                                              114,080
      3,400      Total System Services, Inc.                                                       93,772
     14,000      TriQuint Semiconductor, Inc.*                                                    100,380
      3,100      Wells Fargo & Co.                                                                174,592
      3,500      Williams-Sonoma, Inc.*                                                           123,655
                                                                                            -------------
                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $4,802,369)                                                      $   4,836,155
                                                                                            =============

* Non-income producing securities.
  ADR - American Depositary Receipt


SEE NOTES TO FINANCIAL STATEMENTS.

6 | Choice Market Neutral Fund

                                                      CHOICE MARKET NEUTRAL FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value
  (cost $5,164,931)                                                                $  5,522,044
Short-Term investments, at amortized cost                                             5,771,469
Receivable for Fund shares sold                                                          29,000
Deposit at broker                                                                     5,090,121
Dividends and interest receivable                                                         1,193
Receivable for investments sold                                                       5,759,235
Prepaid expenses and other assets                                                        12,322
                                                                                   ------------
Total Assets                                                                         22,185,384
                                                                                   ------------

LIABILITIES
Securities sold short, at value (Proceeds of $4,802,369)                              4,836,155
Payable for investments purchased                                                     5,736,088
Accrued investment advisory fee                                                          17,792
Accrued distribution fee                                                                 10,130
Due to custodian                                                                         52,205
Accrued expenses and other liabilities                                                   33,672
                                                                                   ------------
Total Liabilities                                                                    10,686,042
                                                                                   ------------
NET ASSETS                                                                         $ 11,499,342
                                                                                   ============

NET ASSETS CONSIST OF
Paid in capital                                                                    $ 11,300,764
Accumulated net realized loss on investments,
  and securities sold short                                                            (124,749)
Net unrealized appreciation on investments,
  and securities sold short                                                             323,327
                                                                                   ------------
NET ASSETS                                                                         $ 11,499,342
                                                                                   ============
CLASS A SHARES
Net assets                                                                         $  9,147,362
Shares outstanding (no par value, unlimited shares authorized)                          882,639
NET ASSET VALUE PER SHARE (NET ASSETS/SHARES OUTSTANDING)                                 10.36
                                                                                   ============
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS 5.82%
  OF NET ASSET VALUE OR 5.50% OF OFFERING PRICE)                                          10.96
                                                                                   ============

CLASS C SHARES
Net assets                                                                         $  2,351,980
Shares outstanding (no par value, unlimited shares authorized)                          228,048
NET ASSET VALUE AND OFFERING PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)*                                                        10.31
                                                                                   ============


* Shares are subject to contingent deferred sales charge.




SEE NOTES TO FINANCIAL STATEMENTS.


                                                  Choice Market Neutral Fund | 7

CHOICE MARKET NEUTRAL FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2003(1)
---------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                                           $  10,086
Interest                                                                               22,258
                                                                                    ---------
Total Investment Income                                                                32,344
                                                                                    ---------
EXPENSES
Investment advisory fees                                                               70,757
Fund administration and accounting fees                                                38,819
Federal and state registration fees - Class A                                          16,464
Federal and state registration fees - Class C                                          10,010
Rule 12b-1 fees - Class A                                                              11,833
Rule 12b-1 fees - Class C                                                               9,075
Professional fees                                                                      20,617
Transfer agent fees and expenses - Class A                                             12,955
Transfer agent fees and expenses - Class C                                              7,108
Custody fees                                                                            7,017
Reports to shareholders                                                                 3,211
Trustees' fees and related expenses                                                     1,386
Other                                                                                   1,375
                                                                                    ---------
Total expenses before dividends on short sales                                        210,627
Dividends on short positions                                                            7,590
Total expenses                                                                        218,217
Less advisory fees waived                                                             (54,842)
                                                                                    ---------
Net Expenses                                                                          163,375
                                                                                    ---------
NET INVESTMENT LOSS                                                                  (131,031)
                                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
  Investment securities                                                               431,271
  Short positions                                                                    (501,778)
  Futures contracts                                                                   (54,242)
Net change in unrealized appreciation/depreciation on investments
  and securities sold short                                                           323,327
                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       198,578
                                                                                    ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  67,547
                                                                                    =========
(1) Commenced operations on March 31, 2003.





SEE NOTES TO FINANCIAL STATEMENTS.

8 | Choice Market Neutral Fund

CHOICE MARKET NEUTRAL FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        FOR THE PERIOD
                                                                                             ENDED
                                                                                      OCTOBER 31, 2003(1)
---------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                      $   (131,031)
Net realized gain (loss) on:
  Investment securities                                                                       431,271
  Short positions                                                                            (501,778)
  Futures contracts                                                                           (54,242)
Net change in unrealized appreciation/depreciation on investments
  and securities sold short                                                                   323,327
                                                                                         ------------
Net increase in net assets resulting from operations                                           67,547
                                                                                         ------------

CAPITAL SHARE TRANSACTIONS
Shares sold
  Class A shares                                                                           10,809,599
  Class C shares                                                                            2,352,086
Shares redeemed
  Class A shares                                                                           (1,724,757)
  Class C shares                                                                               (5,133)
                                                                                         ------------
Net increase in net assets from capital share transactions                                 11,431,795

TOTAL INCREASE IN NET ASSETS                                                               11,499,342
                                                                                         ------------
NET ASSETS
Beginning of Year                                                                                --
                                                                                         ------------
End of Year                                                                              $ 11,499,342
                                                                                         ============
(1)Commenced operations on March 31, 2003.





SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Market Neutral Fund | 9

CHOICE MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS
                                                                  CLASS A SHARES           CLASS C SHARES
                                                                      FOR THE                 FOR THE
                                                                    PERIOD ENDED            PERIOD ENDED
                                                                  OCT. 31, 2003(1)        OCT. 31, 2003(1)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*
Net Asset Value, Beginning of Period                              $      10.00             $      10.00
                                                                  ------------             ------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
Net investment loss                                                      (0.17)                   (0.24)
Net realized and unrealized gain
  on investments                                                          0.53                     0.55
                                                                  ------------             ------------
Total Income from Investment Operations                                   0.36                     0.31
                                                                  ------------             ------------
Net asset value, end of period                                    $      10.36             $      10.31
                                                                  ============             ============

Total return(2,3)                                                         3.60%                    3.10%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)                                  $     9,147              $      2,352
Ratio of expenses to average net
  assets, after waiver(4)                                                 3.40%(5)                 4.50%(6)
Ratio of expenses to average net
  assets, before waiver(4)                                                4.70%(5)                 5.82%(6)
Ratio of net investment loss to average
  net assets, after waiver(4)                                            (2.84)%                  (3.94)%
Ratio of net investment loss to average
  net assets, before waiver(4)                                           (4.12)%                  (5.24)%
PORTFOLIO TURNOVER RATE(2)                                                1175%                    1175%

(1) Commenced operations on March 31, 2003.
(2) Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front end-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived would be 3.59% and 4.88% for the Class A shares for the year ended October 31, 2003.
(6) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived would be 4.70% and 6.00% for the Class C shares for the year ended October 31, 2003.



* Selected data for a share outstanding throughout the period



SEE NOTES TO FINANCIAL STATEMENTS.

10 | Choice Market Neutral Fund

                           Choice Market Neutral Fund

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

(1)  ORGANIZATION

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Market Neutral Fund (the "Fund") is a non-diversified series of the Trust that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means the Fund will generally maintain a balance of long and short positions. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (A) INVESTMENT VALUATION
         Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to guidelines established by the Board of Trustees.

     (B) EXPENSES
         The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory fees. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (C) SHORT POSITIONS
         When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.






                                                 Choice Market Neutral Fund | 11

     (D) FUTURES CONTRACTS
         The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily. The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counter-party under the terms of the contract.

     (E) OPTION TRANSACTIONS

         For hedging purposes, the Fund may buy and sell put and call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     (F) FEDERAL INCOME AND EXCISE TAXES
         No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (G) DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (H) OTHER
         Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.






12 | Choice Market Neutral Fund

(3)  INVESTMENT ADVISER FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has an agreement (the "Agreement") with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this Agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.65% of the Fund's average daily net assets. For the period ended October 31, 2003, the Adviser received advisory fees of $70,757. The Agreement provides for an expense reimbursement from the Adviser if the Fund's total expenses, exclusive of taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, and extraordinary expenses, exceed 3.40% for Class A and 4.50% for Class C of average net assets of each respective class through February 24, 2004. After such date, the expense limitation may be terminated at any time. At October 31, 2003, amounts subject to possible recoupment are $54,842, recoverable through October 31, 2006. CIM Securities, LLC ("CIM"), an affiliate of the Adviser, is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares and certain shareholder and related services, at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution service, and the Class C shares pay up to 0.25% of average daily net assets for shareholder related charges. For the period ended October 31, 2003, the Fund incurred Rule 12b-1 fees of $11,833 and $9,075 for Class A and Class C shares, respectively. As distributor, CIM received commissions of $2,267 from the sale of Class A shares for the period ended October 31, 2003. During the period ended October 31, 2003, the Fund paid $131,226 in brokerage commissions to CIM on the purchase and sale of portfolio securities.

(4)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the period ended October 31, 2003 were as follows:

                                     Class A             Class C

     Shares sold                    1,047,546            228,540
     Shares redeemed                 (164,907)              (492)
                                    ---------          ---------
     Net Increase                     882,639            228,048
                                    =========          =========
(5)  INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended October 31, 2003 were $35,185,113 and $30,882,792, respectively.

(6)  FEDERAL INCOME TAX INFORMATION

     At October 31, 2003, the cost of securities, on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

     Market Neutral
     Cost of Investments                             $ 6,183,701
     Gross Unrealized Appreciation                       435,696
     Gross Unrealized (Depreciation)                     (62,699)
     Net Unrealized Appreciation (Depreciation)
     on Investments                                  $   372,997
                                                     ===========
     As of October 31, the components of accumulated earnings (deficit) on a tax basis were as follows:

     Market Neutral
     Net Realized Capital Loss                       $    (75,079)
     Net Unrealized Appreciation                          273,657
     Total Accumulated Gain                          $    198,578
                                                     ============

     The difference between cost amounts for financial statement and federal income tax purpose is due primarily to timing differences in recognizing certain gains and losses in security transactions. Federal income tax capital loss carryforwards for the Market Neutral Fund expire as follows:
     $75,079 in 2011. To the extent gains are offset by capital loss carryforwards, such future gains will not be distributed.


                                                 Choice Market Neutral Fund | 13

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees The Choice Funds

We have audited the accompanying statement of assets and liabilities of the Choice Market Neutral Fund (the "Fund") (one of the portfolios constituting the Choice Funds), including the schedule of portfolio investments as of October 31, 2003 and the related statement of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice Market Neutral Fund as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.

Westlake, Ohio
November 4, 2003




14 | Choice Market Neutral Fund

CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED)


INTERESTED TRUSTEE                  Patrick S. Adams*
NAME, ADDRESS, AND AGE              5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 43

POSITION(S) HELD WITH FUND          President, CEO, Trustee, Chairman.

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as President/Trustee since 1999

PRINCIPAL OCCUPATION(S)             President and Director, Choice Investment Management, LLC, since August, 1999.
DURING PAST 5 YEARS                 Senior Vice President to Berger Associates, Executive Vice
                                    President and Portfolio Manager of the Berger 100 Fund,
                                    President and Portfolio Manager of the Berger IPT-100 Fund,
                                    President and co-Portfolio Manager of the Berger IPT-Growth
                                    and Income Fund and Executive Vice President and co-Portfolio
                                    Manager of the Berger Growth and Income Fund since February
                                    1997. President and co-Portfolio Manager of the Berger
                                    Balanced Fund from August 1997, and President and Portfolio
                                    Manager of the Berger Select Fund from December 31, 1997 until
                                    April 1999. Senior Vice President from June 1996 to January
                                    1997 with Zurich Kemper Investments (mutual fund). Portfolio
                                    Manager from March 1993 to May 1996 with Founders Asset
                                    Management, Inc.

NUMBER OF FUNDS IN COMPLEX          4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD            None
BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  William H. Young
NAME, ADDRESS, AND AGE              5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 53

POSITION(S) HELD WITH FUND          Trustee (Independent)

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as President/Trustee since 2003

PRINCIPAL OCCUPATION(S)             Independent Consultant for Financial Services 1996 to present. Consultant-Interim
DURING PAST 5 YEARS                 CEO United Fund Services a Mutual Fund Service Provider, March
                                    2003 to pres- ent. Advisory Board Academy of Financial
                                    Services/PrecisionMarketing, January 1999 to present.
                                    Independent trustee Quintara Funds, Open End Mutual Funds,
                                    January 2002 through April 2003. Chairman & President,
                                    National Investment Service Association, Not for Profit,
                                    (NICSA), January 1995 through June 1997.

NUMBER OF FUNDS IN COMPLEX          4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD            None
BY TRUSTEE




                                                 Choice Market Neutral Fund | 15


CHOICE FUNDS TRUSTEES AND OFFICERS (UNAUDITED)

NAME, ADDRESS, AND AGE              Dr. Richard A. Hathaway
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 42

POSITION(S) HELD WITH FUND          Trustee (Independent)

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as Trustee since 1999

PRINCIPAL OCCUPATION(S)             Physician with Colorado Permanente since 1992. Dr. Hathaway is a Board certified
DURING PAST 5 YEARS                 orthopedic surgeon.

NUMBER OF FUNDS IN COMPLEX          4
OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD            None
BY TRUSTEE


------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE              Gregory S. Drose
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 39

POSITION(S) HELD WITH FUND          Treasurer

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as Treasurer since 2000

PRINCIPAL OCCUPATION(S)             Chief Operating Officer of Choice Investment Management, LLC since November
DURING PAST 5 YEARS                 1999. Vice President of Marketing/Due Diligence, D.E. Frey & Company, Inc. from
                                    September 1998 to November 1999. Vice
                                    President/Branch Manager for Owen- Joseph
                                    Securities from June 1995 to June 1998.
                                    Director of Student Loans and Accounts, The
                                    Colorado College from November 1993 to May
                                    1995.


------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE              Sharon E. Adams**
                                    5299 DTC Boulevard, Greenwood Village, Colorado 80111
                                    Age: 40

POSITION(S) HELD WITH FUND          Secretary

TERM OF OFFICE AND LENGTH OF        Indefinite, until successor elected
TIME SERVED                         Served as Secretary since 1999

PRINCIPAL OCCUPATION(S)             Vice President of Choice Investment Management, LLC since August 1999. Full-
DURING PAST 5 YEARS                 time homemaker from 1993 until August 1999. Account executive - outside sales for Sprint from 1990 to 1993. Sales manager for Allnet Communications from
                                    1989 to 1990.





16 | Choice Market Neutral Fund

                            A CHOICE FOR ALL SEASONS






                                     CHOICE




















                  CHOICE FUNDS o c/o Gemini Fund Services, LLC
               4020 South 147th Street o Suite 2 Omaha, NE 68137 o
                        800-392-7107 WWW.CHOICEFUNDS.NET

                        CIM SECURITIES, LLC, DISTRIBUTOR

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

Item 2. Code of Ethics.

(a) As of the date of this report, Choice Investment Management, LLC, the registrant's adviser, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics will be presented for approval by the Board of Trustees of Choice Funds at an in person meeting of the Board on January 16, 2004. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has not selected an audit committee financial expert as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a) Based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures, which are designed to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the Report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure, are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  Exhibits.
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODEETH (a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed and attached hereto as Exhibit 99.CERT. (b) Certification required by Item 10(b) of Form N-CSR is filed and attached hereto as Exhibit 99.906CERT.
..


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Choice Funds

By:      /s/ Patrick S. Adams
         Patrick S. Adams
         Chief Executive Officer

Date     January 2, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ PATRICK S. ADAMS
         ----------------------
         Patrick S. Adams
         Chief Executive Officer

Date     January 2, 2004
    ----------------------------------------------------------------------------

By:       /S/ GREGORY S. DROSE
         ----------------------
         Gregory S. Drose
         Chief Financial Officer

Date     January 2, 2004
    ----------------------------------------------------------------------------